Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Stockholders’ Deficit (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Balance at December 31, 2023			18,599,982	18,599,982		18,599,982		18,599,982
Net loss	$ (5,690)	$ (4,998)	$ (3,947)	$ (6,270)	$ (10,688)	$ (10,217)	$ (20,795)	$ (29,922)
Balance at December 31, 2023	$ (297,912)		$ (270,203)	$ (264,891)	$ (297,912)	$ (270,203)	$ (284,734)	$ (257,256)
As Previously Reported [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Merger, net of redemptions and transaction costs								4,115,874
Balance at December 31, 2023			19,599,982	19,599,982		19,599,982		19,599,982
Net loss								$ (29,908)
Balance at December 31, 2023			$ (270,189)	$ (264,877)		$ (270,189)		$ (257,242)
Adjustments [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Merger, net of redemptions and transaction costs								(1,000,000)
Balance at December 31, 2023			(1,000,000)	(1,000,000)		(1,000,000)		(1,000,000)
Net loss								$ (14)
Balance at December 31, 2023			$ (14)	$ (14)		$ (14)		$ (14)
As Revised [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Merger, net of redemptions and transaction costs								3,115,874
Balance at December 31, 2023								18,599,982
Net loss								$ (29,922)
Balance at December 31, 2023								$ (257,256)